Condensed Consolidated Statements of Cash Flows (Parenthetical) (Q3) - USD ($) $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Amortization of operating right-of-use assets	$ 6,194	[1]	$ 7,766	[1]	$ 10,364	[2]	$ 0	[2]	$ 0	[2]
Inventories	1,367	[3]	(876)	[3]	1,947	[4]	10,260	[4]	6,272	[4]
Accounts payable	13,889	[5]	9,586	[5]	14,077	[6]	21,679	[6]	34,000	[6]
Operating lease liabilities	(5,625)	[7]	(8,252)	[7]	(10,485)	[8]	0	[8]	0	[8]
Related Party
Amortization of operating right-of-use assets	1,601		1,536		2,059
Inventories	(1,299)		832		1,850		11,848		6,322
Accounts payable	10,627		23,309		13,314		$ 23,309		$ 37,744
Operating lease liabilities	$ (1,835)		$ (1,446)		$ (1,995)

[1]	Includes related party amortization of operating right-of-use assets of $1,601 and $1,536 for the nine months ended September 30, 2023 and 2022, respectively.
[2]	Includes related party amortization of operating right-of-use assets of $2,059 for the year ended December 31, 2022
[3]	Includes changes in related party balances of ($1,299) and $832 for the nine months ended September 30, 2023 and 2022, respectively.
[4]	Includes changes in related party balances of ($1,850), ($11,848) , and ($6,322) for the years ended December 31, 2022, 2021, and 2020, respectively
[5]	Includes changes in related party balances of $10,627 and $23,309 for the nine months ended September 30, 2023 and 2022, respectively.
[6]	Includes changes in related party balances of $13,314, $23,309, and $37,744 for the years ended December 31, 2022, 2021 and 2020, respectively
[7]	Includes changes in related party balances of ($1,835) and ($1,446) for the nine months ended September 30, 2023 and 2022, respectively.
[8]	Includes changes in related party balance of ($1,995) for the year ended December 31, 2022